LEASES - Maturity analysis of lease liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LEASES
Lease liabilities	$ 1,819,077	$ 1,818,358	$ 1,831,585
Buildings
LEASES
Lease liabilities	1,760,324	1,766,835
Vehicles
LEASES
Lease liabilities	278	577
Computer equipment
LEASES
Lease liabilities	57,413	49,020
Furniture and fixtures
LEASES
Lease liabilities	1,062	1,926
Less than 1 year
LEASES
Lease liabilities	6,357	6,437
Less than 1 year | Buildings
LEASES
Lease liabilities	5,632	5,562
Less than 1 year | Vehicles
LEASES
Lease liabilities	159
Less than 1 year | Computer equipment
LEASES
Lease liabilities		875
Less than 1 year | Furniture and fixtures
LEASES
Lease liabilities	566
1 to 3 years
LEASES
Lease liabilities	80,518	47,118
1 to 3 years | Buildings
LEASES
Lease liabilities	49,939	42,237
1 to 3 years | Vehicles
LEASES
Lease liabilities	119	446
1 to 3 years | Computer equipment
LEASES
Lease liabilities	29,964	3,486
1 to 3 years | Furniture and fixtures
LEASES
Lease liabilities	496	949
3 to 5 years
LEASES
Lease liabilities	55,257	96,786
3 to 5 years | Buildings
LEASES
Lease liabilities	39,367	62,490
3 to 5 years | Vehicles
LEASES
Lease liabilities		131
3 to 5 years | Computer equipment
LEASES
Lease liabilities	15,890	33,188
3 to 5 years | Furniture and fixtures
LEASES
Lease liabilities		977
Greater than 5 years
LEASES
Lease liabilities	1,676,945	1,668,017
Greater than 5 years | Buildings
LEASES
Lease liabilities	1,665,386	1,656,546
Greater than 5 years | Computer equipment
LEASES
Lease liabilities	$ 11,559	$ 11,471